united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

4221 North 203rd Street, Suite 100 Elkhorn, Nebraska  68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/20

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund

Class A – CPATX
Class C – CPCTX
Class I – CPITX

Counterpoint Tactical Equity Fund

Class A – CPAEX
Class C – CPCEX
Class I – CPIEX

Counterpoint Long-Short Equity Fund

Class A – CPQAX
Class C – CPQCX
Class I – CPQIX

Counterpoint Tactical Municipal Fund

Class A – TMNAX
Class C – TMNCX
Class I – TMNIX

Semi-Annual Report
March 31, 2020

1-844-273-8637
www.counterpointmutualfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.counterpointmutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Semi-annual Letter to Shareholders

Dear Shareholder,

The Counterpoint family of funds performed well amid the COVID-19 pandemic, generally outperforming broad indexes of various high-yield bonds and the US stock market.

The Tactical Income Fund received a signal to exit high yield corporate bonds after a small initial drop in prices at the end of February. The Fund spent all of March invested primarily in short-term Treasuries, avoiding the period’s record-setting volatility. Over the span of the prior six months ended March 31, 2020 (the 4th quarter of 2019 and 1st quarter of 2020), the Fund returned 0.95% while the Bloomberg Barclays US Aggregate Bond Index rose 3.33%. For the duration of the half-year until the end of February, the Fund was invested in high yield corporate bonds. For the first quarter of 2020, the Fund was down 1.23%, while the Bloomberg Barclays High Yield Corporate Bond Index ended down 12.68% after suffering drawdowns in excess of 20%.

The Tactical Municipal Fund experienced a similar outcome, exiting high yield municipal bonds in early March, then spending the remainder of the quarter in money market vehicles, avoiding exposure to instability in the municipal bond market. The Fund’s institutional share class returned 0.87% over the six months ended March 31, 2020 while the Bloomberg Barclays Municipal Bond Index returned 0.10%. For the quarter, the Fund was up 0.49%, while the Bloomberg Barclays High Yield Municipal Bond Index ended down 6.88% after suffering drawdowns of approximately 19%.

The Tactical Equity Fund ended the quarter and last six months ended March 31, 2020 down 12.69% and down 8.64% respectively after receiving a signal to reduce S&P 500 exposure and buy Treasuries at the end of February. The Long-Short Equity Fund ended down 11.40% and down 9.42% respectively over the same periods, while the S&P 500 Index was down 19.43% over the quarter and down 12.31% over the six months ended March 31, 2020. Over the same periods, the core market neutral strategy invested in both funds fell approximately 1.3% (2020 Q1) or 2.4% (half-year). Despite the massive market volatility, factor returns show us that investors have not yet changed how they pick stocks. Speculative names held up well, even as markets swooned. A gambling attitude still pervades, creating localized valuation bubbles. In the long run, we see this environment as a potential tailwind to future fund strategy returns.

Michael Krause, CFA and Joseph Engelberg, Ph.D.
Portfolio Managers

3515-NLD-4/23/2020

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2020

The Fund’s performance figures* for the period ended March 31, 2020, as compared to its benchmark:

			Annualized
	Six Month	One Year	Since Inception (a)
Counterpoint Tactical Income Fund - Class A	0.83%	3.99%	4.69%
Counterpoint Tactical Income Fund - Class A with Load	(3.72)%	(0.67)%	3.79%
Counterpoint Tactical Income Fund - Class C	0.46%	3.24%	3.95%
Counterpoint Tactical Income Fund - Class I	0.95%	4.25%	4.93%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (b)	3.33%	8.93%	3.54%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2020 are 2.35%, 3.10% and 2.10% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is December 4, 2014.

(b)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2020

Holdings by Asset Type	% of Net Assets
U.S. Government Obligations	84.8%
Short-Term Investment - Money Market Fund	12.0%
Mutual Funds - Debt Funds	2.1%
Other Assets In Excess Of Liabilities	1.1%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2020

The Fund’s performance figures* for the period ended March 31, 2020, as compared to its benchmarks:

			Annualized
	Six Month	One Year	Since Inception (a)
Counterpoint Tactical Equity Fund - Class A	(8.73)%	(14.43)%	(3.96)%
Counterpoint Tactical Equity Fund - Class A with Load	(13.99)%	(19.35)%	(5.27)%
Counterpoint Tactical Equity Fund - Class C	(9.08)%	(15.06)%	(4.68)%
Counterpoint Tactical Equity Fund - Class I	(8.64)%	(14.23)%	(3.72)%
S&P 500 Total Return Index (b)	(12.31)%	(6.98)%	7.30%
ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (c)	1.04%	2.25%	1.37%
Counterpoint Equity Blended Index (d)	(5.54)%	(1.99)%	4.54%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2020 are 2.40%, 3.15% and 2.15% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least January 31, 2021, to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is November 30, 2015.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The ICE Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Counterpoint Equity Blended Index is a composite of 50% S&P 500 Total Return Index and 50% of ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2020

Holdings by Asset Type	% of Net Assets
Common Stock	43.3%
U.S. Government Obligations	17.8%
Short-Term Investment - Money Market Fund	13.0%
Exchanged Traded Fund - Equity Fund	8.4%
Other Assets in Excess of Liabilities	17.5%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2020

The Fund’s performance figures* for the period ended March 31, 2020, as compared to its benchmarks:

			Annualized
	Six Month	One Year	Since Inception (a)
Counterpoint Long-Short Equity Fund - Class A	(9.50)%	(9.76)%	(5.71)%
Counterpoint Long-Short Equity Fund - Class A with Load	(14.72)%	(14.95)%	(7.94)%
Counterpoint Long-Short Equity Fund - Class C	(9.83)%	(9.06)%	(5.01)%
Counterpoint Long-Short Equity Fund - Class I	(9.42)%	(9.62)%	(5.48)%
S&P 500 Total Return Index (b)	(12.31)%	(6.98)%	2.76%
ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (c)	1.04%	2.25%	2.01%
Counterpoint Long-Short Equity Fund Blended Index (d)	(5.54)%	(1.99)%	2.75%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2020 are 2.64%, 3.39% and 2.39% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least January 31, 2021, to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is October 4, 2017.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The ICE Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Counterpoint Equity Blended Index is a composite of 50% S&P 500 Total Return Index and 50% of ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2020

Holdings by Asset Type	% of Net Assets
Common Stock	43.2%
U.S. Government Obligations	18.8%
Short-Term Investment - Money Market Funds	12.1%
Exchange Traded Fund - Equity Fund	3.7%
Other Assets In Excess Of Liabilities	22.2%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2020

The Fund’s performance figures* for the period ended March 31, 2020, as compared to its benchmark:

			Annualized
	Six Month	One Year	Since Inception (a)
Counterpoint Tactical Municipal Fund - Class A	0.76%	5.13%	4.78%
Counterpoint Tactical Municipal Fund - Class A with Load	(3.74)%	0.39%	2.14%
Counterpoint Tactical Municipal Fund - Class C	0.32%	4.30%	3.95%
Counterpoint Tactical Municipal Fund - Class I	0.87%	5.38%	5.02%
Bloomberg Barclays U.S Municipal Bond Index (b)	0.10%	3.85%	4.72%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2020 are 2.50%, 3.25% and 2.25% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. The Fund’s advisor has contractually agreed to waived portion of its expenses and has agreed to reimburse the Counterpoint Tactical Municipal Fund, at least until January 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)) does not exceed 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is June 11, 2018.

(b)	The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2020

Holdings by Asset Type	% of Net Assets
Short-Term Investment - Money Market Fund	98.5%
Other Assets In Excess Of Liabilities	1.5%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Fair Value
	MUTUAL FUNDS - 2.1%
	DEBT FUNDS - 2.1%
1,739,143	PGIM High Yield Fund - Class Z	$8,208,755
	TOTAL MUTUAL FUNDS (Cost - $9,644,805)

Principal
	U.S. GOVERNMENT OBLIGATIONS - 84.8%
$5,000,000	United States Treasury Bill, 0.08% due 9/24/2020 # +	4,997,946
200,000,000	United States Treasury Note, 1.125% due 2/28/2022	203,476,562
100,000,000	United States Treasury Note, 1.375% due 2/15/2023	103,181,641
22,000,000	United States Treasury Note, 1.125% due 2/28/2025	22,824,141
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $329,773,928)	334,480,290
Shares
	SHORT-TERM INVESTMENT - 12.0%
	MONEY MARKET FUND - 12.0%
47,062,049	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.56%*	47,062,049
	TOTAL SHORT-TERM INVESTMENTS (Cost - $47,062,049)

	TOTAL INVESTMENTS - 98.9% (Cost - $386,480,782)	$389,751,094
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	4,508,100
	NET ASSETS - 100.0%	$394,259,194

#	Discount rate at the time of purchase.

+	A portion of this security is pledged as collateral for the total return swap. As of March 31, 2020, the value of the pledged portion is 4,997,946.

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

FUTURE CONTRACTS
						Notional
				Number of	Expiration	Amount/	Unrealized
Description			Counterparty	Contracts	Date	Value	Appreciation
Long
5-Year US Treasury Note Future			Wells Fargo	100	6/30/2020	$12,535,938	$182,737

CREDIT DEFAULT SWAP
			Maturity	Notional		Premiums	Unrealized
Description	Counterparty	Fixed Rate Paid	Date	Amount	Value	Paid (Received)	Appreciation ^
CDX North American High Yield Index
Version 1, Series 34 **	Intercontinental Exchange	5.00%	6/20/2025	$3,600,000	$231,075	$131,125	$99,950

**	The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=18f90d7c1f134abebcd72e094e8cda60

TOTAL RETURN SWAP
				Number of	Termination	Notional	Unrealized
Description	Index	Spread	Counterparty	Contracts	Date	Amount	Depreciation ^
Short
iShares Broad USD High Yield Corporate Bond ETF	Overnight Bank Funding Rate	(0.65)%	JP Morgan	153,988	4/22/2021	$4,967,653	$(499,473)

^	Includes dividends receivable and interest payable.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Fair Value
	COMMON STOCK - 43.3%
	ADVERTISING - 0.2%
4,176	Quotient Technology, Inc. *	$27,144

	AEROSPACE/DEFENSE - 0.2%
1,738	Howmet Aerospace, Inc.	27,912

	AGRICULTURE - 0.4%
6,085	Adecoagro SA *	23,671
2,304	Darling Ingredients, Inc. *	44,168
		67,839
	AIRLINES - 0.3%
352	Alaska Air Group, Inc.	10,021
1,741	Controladora Vuela Cia de Aviacion SAB de CV - ADR *	5,972
394	Delta Air Lines, Inc.	11,241
2,767	JetBlue Airways Corp. *	24,765
		51,999
	APPAREL - 0.8%
609	Crocs, Inc. *	10,347
114	Deckers Outdoor Corp. *	15,276
2,308	Gildan Activewear, Inc.	29,450
731	PVH Corp.	27,515
1,725	Skechers U.S.A., Inc. *	40,952
		123,540
	AUTO MANUFACTURERS - 0.4%
1,221	General Motors Co.	25,372
7,528	Tata Motors Ltd. *	35,532
		60,904
	AUTO PARTS & EQUIPMENT - 0.3%
7,731	Garrett Motion, Inc. *	22,111
457	Magna International, Inc.	14,587
1,258	Spartan Motors, Inc.	16,241
		52,939
	BANKS - 0.9%
2,096	Associated Banc-Corp.	26,808
8,741	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR	28,321
1,737	Bancorp, Inc. *	10,544
636	Citigroup, Inc.	26,788
418	Morgan Stanley	14,212
2,826	Regions Financial Corp.	25,349
299	State Street Corp.	15,928
		147,950
	BEVERAGES - 0.4%
998	Coca-Cola Femsa SAB de CV - ADR	40,150
334	Monster Beverage Corp. *	18,791
		58,941
	BUILDING MATERIALS - 1.3%
598	Boise Cascade Co.	14,220
850	Builders FirstSource, Inc. *	10,396
6,423	Cornerstone Building Brands, Inc. *	29,289
7,016	Forterra, Inc. *	41,956
318	Fortune Brands Home & Security, Inc.	13,753
2,691	JELD-WEN Holding, Inc. *	26,183
509	Masco Corp.	17,596
1,338	MDU Resources Group, Inc.	28,767
470	Universal Forest Products, Inc.	17,479
		199,639
	CHEMICALS - 0.8%
374	Celanese Corp.	27,448
1,133	Huntsman Corp.	16,349
791	Koppers Holdings, Inc. *	9,785
3,513	Orion Engineered Carbons SA	26,207
310	RPM International, Inc.	18,445
2,235	Valvoline, Inc.	29,256
		127,490
	COMMERCIAL SERVICES - 1.8%
1,293	Aaron’s, Inc.	29,455
1,435	Avis Budget Group, Inc. *	19,947
551	Cardtronics PLC *	11,527
875	CoreLogic, Inc.	26,722
182	FTI Consulting, Inc. *	21,798
2,395	Hackett Group, Inc.	30,464
83	Moody’s Corp.	17,554
167	New Oriental Education & Technology Group, Inc. * - ADR	18,076
2,677	QIWI plc	28,671
2,642	Rent-A-Center, Inc.	37,358
1,212	Repay Holdings Corp. *	17,392
76	S&P Global, Inc.	18,624
		277,588
	COMPUTERS - 2.0%
178	Apple, Inc.	45,264
441	Dell Technologies, Inc. *	17,442
98	EPAM Systems, Inc. *	18,195
194	Fortinet, Inc. *	19,627
324	Leidos Holdings, Inc.	29,695
273	Lumentum Holdings, Inc. *	20,120
1,269	OneSpan, Inc. *	23,032
1,579	Perspecta, Inc.	28,801
429	Seagate Technology PLC	20,935
1,371	Super Micro Computer, Inc. *	29,175
971	Western Digital Corp.	40,413
644	WNS Holdings Ltd. - ADR *	27,679
		320,378
	DISTRIBUTION/WHOLESALE - 0.6%
225	Copart, Inc. *	15,417
2,207	LKQ Corp. *	45,266
1,043	Triton International Ltd.	26,982
	’	87,665
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
1,219	AerCap Holdings NV *	27,781
2,479	Blucora, Inc. *	29,872
608	Evercore, Inc.	28,004
6,949	EZCORP, Inc. *	28,977
763	LPL Financial Holdings, Inc.	41,530
1,910	PennyMac Financial Services, Inc.	42,230
450	PJT Partners, Inc.	19,525
		217,919
	ELECTRIC - 0.2%
1,749	Vistra Energy Corp.	27,914

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Shares		Fair Value
	COMMON STOCK (Continued) - 43.3%
	ELECTRONICS - 1.1%
294	Arrow Electronics, Inc. *	$15,250
1,951	Camtek Ltd.	16,427
2,962	Celestica, Inc. *	10,367
1,756	Flex Ltd. *	14,706
1,831	Jabil, Inc.	45,006
320	Plexus Corp. *	17,459
916	Sensata Technologies Holding PLC *	26,500
480	SYNNEX Corp.	35,088
		180,803
	ENGINEERING & CONSTRUCTION - 0.4%
268	EMCOR Group, Inc.	16,434
383	MasTec, Inc. *	12,536
3,654	Star Group LP	28,136
		57,106
	ENTERTAINMENT - 0.2%
143	Churchill Downs, Inc.	14,722
1,726	Everi Holdings, Inc. *	5,696
625	Penn National Gaming, Inc. *	7,906
		28,324
	ENVIRONMENTAL CONTROL - 0.4%
267	Clean Harbors, Inc. *	13,708
2,947	Covanta Holding Corp.	25,197
2,539	Evoqua Water Technologies Corp. *	28,462
		67,367
	FOOD - 0.5%
1,076	Cosan Ltd. *	13,235
1,563	Performance Food Group Co. *	38,637
647	Sysco Corp.	29,523
		81,395
	FOREST PRODUCTS & PAPER - 0.1%
867	Clearwater Paper Corp.	18,909

	HEALTHCARE-PRODUCTS - 1.2%
2,688	AngioDynamics, Inc. *	28,036
470	Bruker Corp.	16,854
965	Hanger, Inc. *	15,035
805	Hologic, Inc. *	28,255
2,208	Lantheus Holdings, Inc. *	28,174
127	Masimo Corp. *	22,494
138	McKesson Corp. *	18,666
292	Quidel Corp. *	28,561
		186,075
	HEALTHCARE-SERVICES - 1.9%
689	Acadia Healthcare Co., Inc. *	12,643
114	Amedisys, Inc. *	20,924
349	Centene Corp. *	20,734
753	Encompass Health Corp.	48,215
2,420	MEDNAX, Inc. *	28,169
239	Medpace Holdings, Inc. *	17,538
156	Molina Healthcare, Inc. *	21,795
2,795	Select Medical Holdings Corp. *	41,925
5,442	Surgery Partners, Inc. *	35,536
348	Syneos Health, Inc. *	13,718
2,358	Tenet Healthcare Corp. *	33,955
		295,152
	HOMEBUILDERS - 1.2%
6,057	Beazer Homes USA, Inc. *	39,007
764	DR Horton, Inc.	25,976
962	Installed Building Products, Inc. *	38,355
1,773	KB Home	32,091
1,162	PulteGroup, Inc.	25,936
3,236	Tri Point Group, Inc. *	28,380
		189,745
	HOME FURNISHINGS - 0.4%
1,459	Sleep Number Corp. *	27,954
2,874	Sonos, Inc. *	24,372
244	Tempur Sealy International, Inc. *	10,665
		62,991
	HOUSEHOLD PRODUCTS/WARES - 0.5%
6,249	ACCO Brands Corp.	31,557
120	Helen of Troy Ltd. *	17,284
2,826	Quanex Building Products Corp.	28,486
		77,327
	INSURANCE - 3.7%
895	Aflac, Inc.	30,645
185	Allstate Corp.	16,970
447	American Financial Group, Inc.	31,326
990	Arch Capital Group Ltd. *	28,175
1,758	Athene Holding Ltd. *	43,634
838	CNA Financial Corp.	26,012
867	Equitable Holdings, Inc.	12,528
1,035	Fidelity National Financial, Inc.	25,751
655	First American Financial Corp.	27,779
281	Hanover Insurance Group, Inc.	25,453
763	Hartford Financial Services Group, Inc.	26,888
1,383	MetLife, Inc.	42,278
4,378	MGIC Investment Corp.	27,800
1,716	National General Holdings Corp.	28,400
1,824	Old Republic International Corp.	27,816
906	Principal Financial Group, Inc.	28,394
548	Prudential Financial, Inc.	28,573
2,131	Radian Group, Inc.	27,596
396	Reinsurance Group of America, Inc.	33,319
2,118	Third Point Reinsurance Ltd. *	15,694
1,929	Unum Group	28,954
		583,985
	INTERNET - 2.2%
15	Alphabet, Inc. *	17,429
10	Amazon.com, Inc. *	19,497
3,405	Criteo SA - ADR *	27,070
426	Expedia Group, Inc.	23,971
107	Facebook, Inc. *	17,848
6,099	iClick Interactive Asia Group Ltd. - ADR *	28,787
1,163	JD.com, Inc. - ADR *	47,101
1,100	Momo, Inc. - ADR	23,859
1,122	NortonLifeLock, Inc.	20,993
2,645	Perion Network Ltd. *	12,934
2,556	Tencent Music Entertainment Group - ADR *	25,713
1,364	TripAdvisor, Inc.	23,720
1,648	Vipshop Holdings Ltd. *	25,676
7,145	Zix Corp. *	30,795
		345,393

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Shares		Fair Value
	COMMON STOCK (Continued) - 43.3%
	IRON/STEEL - 0.5%
1,363	Carpenter Technology Corp.	$26,578
791	Nucor Corp.	28,492
809	Steel Dynamics, Inc.	18,235
		73,305
	LEISURE TIME - 0.2%
765	Acushnet Holdings Corp.	19,676
264	Planet Fitness, Inc. *	12,857
		32,533
	LODGING - 0.1%
687	Boyd Gaming Corp.	9,907

	MACHINERY-DIVERSIFIED - 0.5%
600	Crane Co.	29,508
2,279	Hollysys Automation Technologies Ltd.	29,399
2,448	NN, Inc.	4,235
116	Rockwell Automation, Inc.	17,506
		80,648
	MEDIA - 0.3%
794	Altice USA, Inc. *	17,698
1,047	Gray Television, Inc. *	11,245
1,305	iHeartMedia, Inc. *	9,540
469	Liberty Media Corp-Liberty SiriusXM *	14,830
		53,313
	METAL FABRICATE/HARDWARE - 0.5%
645	Northwest Pipe Co. *	14,351
7,846	Ryerson Holding Corp. *	41,741
833	Timken Co.	26,939
		83,031
	MINING - 0.1%
3,409	Alcoa Corp. *	20,999

	MISCELLANEOUS MANUFACTURING - 0.4%
582	Constellium SE	26,400
1,109	Kinross Gold Corp.	29,577
		55,977
	OFFICE FURNISHINGS - 0.2%
3,740	Alcoa Corp. *	28,274

	OFFICE BUSINESS EQUIPMENT - 0.3%
1,423	Xerox Holdings Corp.	26,952
97	Zebra Technologies Corp. *	17,809
		44,761
	OIL & GAS - 1.5%
1,247	ConocoPhillips	38,408
3,364	Devon Energy Corp.	23,245
655	EOG Resources, Inc.	23,528
1,841	HollyFrontier Corp.	45,123
1,399	Marathon Petroleum Corp.	33,044
5,034	PBF Energy, Inc.	35,641
556	Phillips 66	29,829
172	Pioneer Natural Resources Co.	12,066
		240,884
	OIL & GAS SERVICES - 0.4%
7,026	Oceaneering International, Inc. *	20,656
1,818	Schlumberger Ltd.	24,525
3,813	TechnipFMC PLC	25,700
		70,881
	PACKAGING & CONTAINERS - 0.1%
1,137	Ardagh Group SA	13,485

	PHARMACEUTICALS - 1.6%
566	AmerisourceBergen Corp.	50,091
349	Bristol-Myers Squibb Co.	19,453
973	Cardinal Health, Inc.	46,646
285	Cigna Corp.	50,496
323	CVS Health Corp.	19,164
943	Herbalife Nutrition Ltd. *	27,498
371	Merck & Co., Inc.	28,545
1,324	Option Care Health, Inc. *	12,538
		254,431
	PIPELINES - 0.5%
6,883	Energy Transfer LP	31,662
1,819	Enterprise Products Partners LP	26,012
1,103	Hess Midstream LP	11,206
2,455	NGL Energy Partners LP	6,383
		75,263
	REAL ESTATE - 0.2%
7,645	Newmark Group, Inc.	32,491

	RETAIL - 2.3%
10,275	Arcos Dorados Holdings, Inc.	34,318
257	Best Buy Co., Inc.	14,649
1,985	BJ’s Restaurants, Inc.	27,572
2,366	Brinker International, Inc.	28,416
940	Buckle Inc.	12,887
93	Burlington Stores, Inc. *	14,737
24	Chipotle Mexican Grill, Inc. *	15,706
977	Citi Trends, Inc.	8,695
2,078	GMS, Inc. *	32,687
229	Group 1 Automotive, Inc.	10,136
1,543	Kohl’s Corp.	22,512
90	Lululemon Athletica, Inc. *	17,059
258	RH *	25,921
189	Ross Stores, Inc.	16,437
659	Starbucks Corp.	43,323
367	TJX Cos., Inc.	17,546
380	Yum! Brands, Inc.	26,041
		368,642
	SEMICONDUCTORS - 3.2%
914	Applied Materials, Inc.	41,879
834	Axcelis Technologies, Inc. *	15,271
294	Cirrus Logic, Inc. *	19,295
409	Entegris, Inc.	18,311
895	FormFactor, Inc. *	17,981
4,741	Himax Technologies, Inc. - ADR *	12,990
350	Intel Corp.	18,942
137	KLA Corp.	19,692
185	Lam Research Corp.	44,400
4,419	MagnaChip Semiconductor Corp. *	48,830
370	Maxim Integrated Products, Inc.	17,986
401	Micron Technology, Inc. *	16,866
125	Monolithic Power Systems, Inc.	20,932
79	NVIDIA Corp.	20,824
223	Qorvo, Inc. *	17,980
648	QUALCOMM, Inc.	43,837

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Shares		Fair Value
	COMMON STOCK (Continued) - 43.3%
	SEMICONDUCTORS (Continued) - 3.2%
1,247	Silicon Motion Technology Corp. - ADR	$45,715
346	Teradyne, Inc.	18,743
2,653	Ultra Clean Holdings, Inc.	36,611
		497,085
	SOFTWARE - 2.6%
362	Activision Blizzard, Inc.	21,532
60	Adobe, Inc. *	19,094
181	Aspen Technology, Inc. *	17,208
294	Cadence Design Systems, Inc. *	19,416
779	CDK Global, Inc.	25,590
732	Cerner Corp.	46,109
925	Cornerstone OnDemand, Inc. *	29,369
212	Electronic Arts, Inc. *	21,236
287	Manhattan Associates, Inc. *	14,298
298	Microsoft Corp.	46,998
70	MSCI, Inc.	20,227
145	NetEase, Inc. - ADR	46,539
1,290	Progress Software Corp.	41,280
358	SS&C Technologies Holdings, Inc.	15,688
142	Veeva Systems, Inc. *	22,205
		406,789
	TELECOMMUNICATIONS - 1.0%
6,445	Calix, Inc. *	45,631
6,204	Consolidated Communications Holdings, Inc.	28,228
1,498	Millicom International Cellular SA	42,543
2,154	Mobile TeleSystems PJSC - ADR	16,370
3,137	NeoPhotonics Corp. *	22,743
		155,515
	TRANSPORTATION - 1.0%
956	ArcBest Corp.	16,749
6,581	Costamare, Inc.	29,746
1,827	Dorian LPG Ltd. *	15,913
1,046	Marten Transport Ltd.	21,464
1,758	Teekay LNG Partners LP	17,211
1,547	Teekay Tankers Ltd. *	34,405
1,033	ZTO Express Cayman, Inc. - ADR *	27,354
		162,842

	TOTAL COMMON STOCK (Cost - $7,939,473)	6,813,389

	EXCHANGE TRADED FUND - 8.4%
	EQUITY FUND - 8.4%
5,135	SPDR S&P 500 ETF Trust @	1,323,546
	TOTAL EXCHANGE TRADED FUND (Cost - $1,294,356)

	SHORT-TERM INVESTMENT - 13.0%
	MONEY MARKET FUND - 13.0%
2,043,886	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.30% **	2,043,886
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,043,886)

Principal
	U.S. GOVERNMENT OBLIGATIONS - 17.8%
$1,500,000	United States Treasury Bill, 0.85% due 7/2/2020 # +	1,499,655
1,300,000	United States Treasury Bill, 0.40% due 9/10/2020 # +	1,299,392
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $2,783,951)	2,799,047

	TOTAL INVESTMENTS - 82.5% (Cost - $14,061,666)	$12,979,868
	SECURITIES SOLD SHORT - (0.2)% (Proceeds - $47,116)	(27,545)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.7%	2,777,215
	NET ASSETS - 100.0%	$15,729,538

Shares
	SECURITIES SOLD SHORT - (0.2)%
	RETAIL - (0.2)%
500	Carvana Co.	$27,545
	(Proceeds - $47,116)

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipt

*	Non income producing security.

@	All or a portion of this security is pledged as collateral for securities sold short.

#	Discount rate at the time of purchase.

+	A portion of this security is pledged as collateral for total return swaps. As of March 31, 2020, the vaue of the pledged portion is $2,799,047.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

FUTURE CONTRACTS
					Number of	Expiration	Notional Amount/	Unrealized
Description				Counterparty	Contracts	Date	Value	Appreciation
Long
10-Year US Treasury Note Future June 2020				Goldman Sachs	14	6/19/2020	$1,941,632	$41,569

Short
S&P 500 E-Mini Future June 2020				Goldman Sachs	51	6/19/2020	$6,552,735	$257,362

								$298,931

TOTAL RETURN SWAPS
					Number of	Maturity	Notional	Unrealized
Description	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Appreciation/(Depreciation) ^
Long
GS Client Global Stock Long Basket ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	56,528	3/24/2021	$4,073,644	$106,681
GS Client Global Stock Long Basket 2 ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	63,222	10/29/2020	4,254,970	189,446
GS Client Global Stock Long Basket 4 ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	24,427	5/4/2021	2,453,350	47,486
JP Morgan U.S. Long Index Basket ***	USD	1 Month USD Libor	(0.20)%	JP Morgan	15,271	3/17/2023	1,649,176	(139,019)
Strategy Shares Newfound/ReSolve Robust
Momentum ETF	USD	1 Month USD Libor	0.60%	Goldman Sachs	84,300	1/31/2023	2,222,148	(454,751)
Strategy Shares Newfound/ReSolve Robust
Momentum ETF	USD	1 Month USD Libor	0.00%	JP Morgan	100,000	1/30/2023	2,638,000	(536,721)
SPDR S&P 500 ETF TRUST	USD	1 Month USD Libor	0.29%	JP Morgan	11,310	3/4/2021	2,587,728	342,619
								$(444,259)
Short
GS Client Global Stock Short Basket ***	USD	1 Month USD Libor	(1.20)%	Goldman Sachs	52,034	3/24/2021	3,994,793	$(176,289)
GS Client Global Stock Short Basket 2 ***	USD	1 Month USD Libor	(1.70)%	Goldman Sachs	57,309	2/3/2021	4,123,876	(108,959)
GS Client Global Stock Short Basket 4 ***	USD	1 Month USD Libor	(1.50)%	Goldman Sachs	24,741	5/4/2021	2,495,593	(20,072)
JP Morgan U.S. Short Index Basket ***	USD	Overnight Bank Funding Rate	(0.70)%	JP Morgan	52,628	3/6/2023	3,789,494	(185,527)
JP Morgan U.S. Short Index Basket 2 ***	USD	Overnight Bank Funding Rate	(0.65)%	JP Morgan	35,367	2/21/2023	3,964,917	1,264,813
JP Morgan U.S. Short Index Basket 3 ***	USD	Overnight Bank Funding Rate	(0.70)%	JP Morgan	15,485	3/17/2023	1,647,554	97,416
								$871,382

								$427,123

***	The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/tactical-equity-fund/

^	Includes dividends receivable and interest payable.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Fair Value
	COMMON STOCK - 43.2%
	ADVERTISING - 0.2%
2,493	Quotient Technology, Inc. *	$16,205

	AEROSPACE/DEFENSE - 0.2%
1,038	Howmet Aerospace, Inc.	16,670

	AGRICULTURE - 0.4%
3,633	Adecoagro SA *	14,132
1,463	Darling Ingredients, Inc. *	28,046
		42,178
	AIRLINES - 0.3%
248	Alaska Air Group, Inc.	7,061
1,227	Controladora Vuela Cia de Aviacion SAB de CV - ADR *	4,209
278	Delta Air Lines, Inc.	7,931
1,652	JetBlue Airways Corp. *	14,785
		33,986
	APPAREL - 0.8%
429	Crocs, Inc. *	7,289
80	Deckers Outdoor Corp. *	10,720
1,378	Gildan Activewear, Inc.	17,583
436	PVH Corp.	16,411
1,096	Skechers U.S.A., Inc. *	26,019
		78,022
	AUTO MANUFACTURERS - 0.4%
729	General Motors Co. *	15,149
4,718	Tata Motors Ltd. - ADR	22,269
		37,418
	AUTO PARTS & EQUIPMENT - 0.3%
4,616	Garrett Motion, Inc. *	13,202
322	Magna International, Inc.	10,278
887	Spartan Motors, Inc.	11,451
		34,931
	BANKS - 0.9%
1,252	Associated Banc-Corp.	16,013
5,219	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR	16,910
1,224	Bancorp, Inc. *	7,430
379	Citigroup, Inc.	15,963
295	Morgan Stanley	10,030
1,687	Regions Financial Corp.	15,132
211	State Street Corp.	11,240
		92,718
	BEVERAGES - 0.4%
634	Coca-Cola Femsa SAB de CV - ADR	25,506
235	Monster Beverage Corp. *	13,221
		38,727
	BUILDING MATERIALS - 1.3%
422	Boise Cascade Co.	10,035
599	Builders FirstSource, Inc. *	7,326
3,835	Cornerstone Building Brands, Inc. *	17,488
4,367	Forterra, Inc. *	26,115
225	Fortune Brands Home & Security, Inc.	9,731
1,607	JELD-WEN Holding, Inc. *	15,636
359	Masco Corp.	12,411
799	MDU Resources Group, Inc.	17,179
331	Universal Forest Products, Inc.	12,310
		128,231
	CHEMICALS - 0.8%
223	Celanese Corp.	16,366
799	Huntsman Corp.	11,530
557	Koppers Holdings, Inc. *	6,890
2,097	Orion Engineered Carbons SA	15,644
219	RPM International, Inc.	13,031
1,334	Valvoline, Inc.	17,462
		80,923
	COMMERCIAL SERVICES - 1.8%
772	Aaron’s, Inc.	17,586
857	Avis Budget Group, Inc. *	11,912
389	Cardtronics PLC *	8,138
522	CoreLogic, Inc.	15,942
128	FTI Consulting, Inc. *	15,331
1,430	Hackett Group, Inc.	18,190
59	Moody’s Corp.	12,479
118	New Oriental Education & Technology Group, Inc. -ADR *	12,772
1,598	QIWI plc - ADR	17,115
1,665	Rent-A-Center, Inc.	23,543
854	Repay Holdings Corp. *	12,255
54	S&P Global, Inc.	13,233
		178,496
	COMPUTERS - 2.1%
115	Apple, Inc.	29,243
311	Dell Technologies, Inc. *	12,300
69	EPAM Systems, Inc. *	12,811
137	Fortinet, Inc. *	13,860
193	Leidos Holdings, Inc.	17,688
192	Lumentum Holdings, Inc. *	14,150
895	OneSpan, Inc. *	16,244
943	Perspecta, Inc.	17,200
303	Seagate Technology PLC	14,786
819	Super Micro Computer, Inc. *	17,428
615	Western Digital Corp.	25,596
384	WNS Holdings Ltd. - ADR *	16,504
		207,810
	DISTRIBUTION/WHOLESALE - 0.5%
158	Copart, Inc. *	10,826
1,393	LKQ Corp. *	28,570
623	Triton International Ltd.	16,117
		55,513
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
728	AerCap Holdings NV *	16,591
1,480	Blucora, Inc. *	17,834
363	Evercore, Inc.	16,720
4,149	EZCORP, Inc. *	17,301
482	LPL Financial Holdings, Inc.	26,235
1,211	PennyMac Financial Services, Inc.	26,775
317	PJT Partners, Inc.	13,755
		135,211
	ELECTRIC - 0.2%
1,044	Vistra Energy Corp.	16,662

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Shares		Fair Value
	COMMON STOCK (Continued) - 43.2%
	ELECTRONICS - 1.2%
207	Arrow Electronics, Inc. *	$10,737
1,375	Camtek Ltd.	11,578
2,088	Celestica, Inc. *	7,308
1,238	Flex Ltd. *	10,368
1,160	Jabil, Inc.	28,513
226	Plexus Corp. *	12,331
547	Sensata Technologies Holding PLC *	15,825
304	SYNNEX Corp.	22,222
		118,882
	ENGINEERING & CONSTRUCTION - 0.4%
189	EMCOR Group, Inc.	11,589
270	MasTec, Inc. *	8,837
2,182	Star Group LP	16,801
		37,227
	ENTERTAINMENT - 0.2%
100	Churchill Downs, Inc.	10,295
1,216	Everi Holdings, Inc. *	4,013
440	Penn National Gaming, Inc. *	5,566
		19,874
	ENVIRONMENTAL CONTROL - 0.4%
188	Clean Harbors, Inc. *	9,652
1,759	Covanta Holding Corp.	15,039
1,516	Evoqua Water Technologies Corp. *	16,994
		41,685
	FOOD - 0.5%
759	Cosan Ltd. *	9,336
981	Performance Food Group Co. *	24,250
386	Sysco Corp.	17,613
		51,199
	FOREST PRODUCTS & PAPER - 0.1%
611	Clearwater Paper Corp. *	13,326

	HEALTHCARE-PRODUCTS - 1.2%
1,605	AngioDynamics, Inc. *	16,740
331	Bruker Corp.	11,870
681	Hanger, Inc. *	10,610
481	Hologic, Inc. *	16,883
1,318	Lantheus Holdings, Inc. *	16,818
89	Masimo Corp. *	15,764
98	McKesson Corp. *	13,255
206	Quidel Corp. *	20,149
		122,089
	HEALTHCARE-SERVICES - 1.9%
486	Acadia Healthcare Co., Inc. *	8,918
80	Amedisys, Inc. *	14,683
246	Centene Corp. *	14,615
480	Encompass Health Corp.	30,734
1,445	MEDNAX, Inc. *	16,820
168	Medpace Holdings, Inc. *	12,328
110	Molina Healthcare, Inc. *	15,368
1,768	Select Medical Holdings Corp. *	26,520
3,389	Surgery Partners, Inc. *	22,130
245	Syneos Health, Inc. *	9,658
1,484	Tenet Healthcare Corp. *	21,370
		193,144
	HOME BUILDERS - 1.1%
3,787	Beazer Homes USA, Inc. *	24,388
456	DR Horton, Inc.	15,504
607	Installed Building Products, Inc. *	24,201
1,059	KB Home	19,168
693	PulteGroup, Inc.	15,468
1,932	TRI Pointe Group, Inc. *	16,944
		115,673
	HOME FURNISHINGS - 0.4%
915	Sleep Number Corp. *	17,531
1,716	Sonos, Inc. *	14,552
172	Tempur Sealy International, Inc. *	7,518
		39,601
	HOUSEHOLD PRODUCTS/WARES - 0.5%
3,731	ACCO Brands Corp.	18,842
84	Helen of Troy Ltd. *	12,099
1,687	Quanex Building Products Corp.	17,005
		47,946
	INSURANCE - 3.5%
534	Aflac, Inc.	18,284
130	Allstate Corp.	11,925
267	American Financial Group, Inc.	18,711
591	Arch Capital Group Ltd. *	16,820
1,099	Athene Holding Ltd. *	27,277
500	CNA Financial Corp.	15,520
611	Equitable Holdings, Inc.	8,829
618	Fidelity National Financial, Inc.	15,376
391	First American Financial Corp.	16,582
168	Hanover Insurance Group, Inc.	15,217
455	Hartford Financial Services Group, Inc.	16,034
874	MetLife, Inc.	26,718
2,614	MGIC Investment Corp.	16,599
1,024	National General Holdings Corp.	16,947
1,089	Old Republic International Corp.	16,607
541	Principal Financial Group, Inc.	16,955
327	Prudential Financial, Inc.	17,050
1,272	Radian Group, Inc.	16,472
236	Reinsurance Group of America, Inc.	19,857
1,493	Third Point Reinsurance Ltd. *	11,063
1,152	Unum Group	17,292
		356,135
	INTERNET - 2.2%
10	Alphabet, Inc. *	11,619
7	Amazon.com, Inc. *	13,648
2,033	Criteo SA - ADR *	16,162
254	Expedia Group, Inc.	14,293
76	Facebook, Inc. *	12,677
3,642	iClick Interactive Asia Group Ltd. - ADR *	17,190
754	JD.com, Inc. - ADR *	30,537
657	Momo, Inc. - ADR	14,250
791	NortonLifeLock, Inc.	14,800
1,865	Perion Network Ltd. *	9,120
1,526	Tencent Music Entertainment Group - ADR *	15,352
814	TripAdvisor, Inc.	14,155
1,162	Vipshop Holdings Ltd. - ADR *	18,104
4,266	Zix Corp. *	18,386
		220,293

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Shares		Fair Value
	COMMON STOCK (Continued) - 43.2%
	IRON/STEEL - 0.4%
814	Carpenter Technology Corp.	$15,873
472	Nucor Corp.	17,001
570	Steel Dynamics, Inc.	12,848
		45,722
	LEISURE TIME - 0.2%
539	Acushnet Holdings Corp.	13,863
186	Planet Fitness, Inc. *	9,058
		22,921
	LODGING - 0.1%
484	Boyd Gaming Corp.	6,979

	MACHINERY-DIVERSIFIED - 0.5%
358	Crane Co.	17,606
1,360	Hollysys Automation Technologies Ltd.	17,544
1,726	NN, Inc.	2,986
82	Rockwell Automation, Inc.	12,375
		50,511
	MEDIA - 0.4%
560	Altice USA, Inc. *	12,482
738	Gray Television, Inc. *	7,926
920	iHeartMedia, Inc. *	6,725
331	Liberty Media Corp-Liberty SiriusXM *	10,466
		37,599
	METAL FABRICATE/HARDWARE - 0.5%
455	Northwest Pipe Co. *	10,124
4,955	Ryerson Holding Corp. *	26,361
497	Timken Co.	16,073
		52,558
	MINING - 0.1%
2,035	Alcoa Corp. *	12,536

	MISCELLANEOUS MANUFACTURING - 0.3%
347	ITT, Inc.	15,740
662	Textron, Inc.	17,656
		33,396
	OFFICE FURNISHING - 0.2%
2,233	Interface, Inc.	16,881

	OFFICE/BUSINESS EQUIPMENT - 0.3%
849	Xerox Holdings Corp.	16,080
68	Zebra Technologies Corp. *	12,485
		28,565
	OIL & GAS - 1.5%
787	ConocoPhillips	24,240
2,008	Devon Energy Corp.	13,875
391	EOG Resources, Inc.	14,045
1,157	HollyFrontier Corp.	28,358
835	Marathon Petroleum Corp.	19,723
3,097	PBF Energy, Inc.	21,927
332	Phillips 66	17,812
121	Pioneer Natural Resources Co.	8,488
		148,468
	OIL & GAS SERVICES - 0.4%
4,195	Oceaneering International, Inc. *	12,333
1,085	Schlumberger Ltd.	14,637
2,277	TechnipFMC PLC	15,347
		42,317
	PACKAGING & CONTAINERS - 0.1%
802	Ardagh Group SA	9,512

	PHARMACEUTICALS - 1.6%
365	AmerisourceBergen Corp.	32,302
246	Bristol-Myers Squibb Co.	13,712
624	Cardinal Health, Inc.	29,915
181	Cigna Corp.	32,070
228	CVS Health Corp.	13,527
563	Herbalife Nutrition Ltd. *	16,417
222	Merck & Co., Inc.	17,081
933	Option Care Health, Inc. *	8,836
		163,860
	PIPELINES - 0.5%
4,307	Energy Transfer LP	19,812
1,086	Enterprise Products Partners LP	15,530
777	Hess Midstream LP	7,894
1,730	NGL Energy Partners LP	4,498
		47,734
	REAL ESTATE - 0.2%
4,787	Newmark Group, Inc.	20,345

	RETAIL - 2.3%
6,480	Arcos Dorados Holdings, Inc.	21,643
181	Best Buy Co., Inc.	10,317
1,185	BJ’s Restaurants, Inc.	16,460
1,474	Brinker International, Inc.	17,703
662	Buckle, Inc.	9,076
66	Burlington Stores, Inc. *	10,458
17	Chipotle Mexican Grill, Inc. *	11,125
689	Citi Trends, Inc.	6,132
1,241	GMS, Inc. *	19,521
162	Group 1 Automotive, Inc.	7,170
921	Kohl’s Corp.	13,437
63	Lululemon Athletica, Inc. *	11,942
154	RH *	15,472
133	Ross Stores, Inc.	11,567
421	Starbucks Corp.	27,677
259	TJX Cos., Inc.	12,383
226	Yum! Brands, Inc.	15,488
		237,571
	SEMICONDUCTORS - 3.3%
584	Applied Materials, Inc.	26,759
588	Axcelis Technologies, Inc. *	10,766
207	Cirrus Logic, Inc. *	13,585
289	Entegris, Inc.	12,939
631	FormFactor, Inc. *	12,677
3,342	Himax Technologies, Inc. - ADR *	9,157
246	Intel Corp.	13,314
97	KLA Corp.	13,943
119	Lam Research Corp.	28,560
2,815	MagnaChip Semiconductor Corp. *	31,106
261	Maxim Integrated Products, Inc.	12,687
282	Micron Technology, Inc. *	11,861
88	Monolithic Power Systems, Inc.	14,736
56	NVIDIA Corp.	14,762
157	Qorvo, Inc.	12,659

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 43.2%
	SEMICONDUCTORS (Continued) - 3.3%
416	QUALCOMM, Inc.	$28,142
798	Silicon Motion Technology Corp. - ADR	29,255
244	Teradyne, Inc.	13,217
1,682	Ultra Clean Holdings, Inc. *	23,212
		333,337
	SOFTWARE - 2.7%
255	Activision Blizzard, Inc.	15,167
42	Adobe, Inc. *	13,366
128	Aspen Technology, Inc. *	12,169
207	Cadence Design Systems, Inc. *	13,670
465	CDK Global, Inc.	15,275
471	Cerner Corp.	29,668
552	Cornerstone OnDemand, Inc. *	17,526
150	Electronic Arts, Inc. *	15,026
203	Manhattan Associates, Inc. *	10,113
192	Microsoft Corp.	30,280
49	MSCI, Inc.	14,159
94	NetEase, Inc. - ADR	30,170
827	Progress Software Corp.	26,464
252	SS&C Technologies Holdings, Inc.	11,043
100	Veeva Systems, Inc. *	15,637
		269,733
	TELECOMMUNICATIONS - 1.0%
4,094	Calix, Inc. *	28,986
3,704	Consolidated Communications Holdings, Inc.	16,853
948	Millicom International Cellular SA	26,923
1,519	Mobile TeleSystems PJSC - ADR	11,544
2,211	NeoPhotonics Corp. *	16,030
		100,336
	TRANSPORTATION - 1.1%
674	ArcBest Corp.	11,808
3,929	Costamare, Inc.	17,759
1,289	Dorian LPG Ltd. *	11,227
738	Marten Transport Ltd.	15,144
1,239	Teekay LNG Partners LP	12,130
1,091	Teekay Tankers Ltd. *	24,264
617	ZTO Express Cayman, Inc. *	16,338
		108,670

	TOTAL COMMON STOCK (Cost - $5,183,227)	4,360,326

	EXCHANGE TRADED FUND - 3.7%
	EQUITY FUND - 3.7%
1,462	SPDR S&P 500 ETF Trust @	376,830
	TOTAL EXCHANGE TRADED FUND (Cost - $423,544)

Principal
	U.S. GOVERNMENT OBLIGATIONS - 18.8%
$1,100,000	United States Treasury Bill, 0.85% due 7/2/2020 # +	1,099,747
800,000	United States Treasury Bill, 0.40% due 9/10/2020 # +	799,626
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $1,889,409)	1,899,373

Shares
	SHORT-TERM INVESTMENTS - 12.1%
	MONEY MARKET FUNDS - 12.1%
851,970	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.30% *	851,970
366,870	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 0.37% **	366,870
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,218,840)	1,218,840

	TOTAL INVESTMENTS - 77.8% (Cost - $8,715,020)	$7,855,369
	SECURITIES SOLD SHORT - (0.2)% (Proceeds - $28,192)	(16,527)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 22.4%	2,267,928
	NET ASSETS - 100.0%	$10,106,770

Shares
	SECURITIES SOLD SHORT - (0.2)%
	RETAIL - (0.2)%
300	Carvana Co.	$16,527
	(Proceeds - $28,192)

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipt

*	Non income producing security.

@	All or a portion of this security is pledged as collateral for securities sold short.

+	A portion of this security is pledged as collateral for total return swaps. As of March 31, 2020, the vaue of the pledged portion is $1,899,373.

#	Discount rate at the time of purchase.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

FUTURE CONTRACTS
					Number of	Expiration	Notional Amount/	Unrealized
Description				Counterparty	Contracts	Date	Value	Appreciation
Long
S&P 500 E-Mini Future June 2020				Goldman Sachs	2	6/19/2020	$256,970	$29,295

TOTAL RETURN SWAPS
					Number Of	Maturity	Notional	Unrealized
Description	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Appreciation/(Depreciation) ^
Long
GS Client Global Stock Long Basket ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	40,040	3/24/2021	$2,885,450	$75,640
GS Client Global Stock Long Basket 2 ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	44,853	10/29/2020	3,018,699	134,403
GS Client Global Stock Long Basket 4 ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	7,529	5/4/2021	756,183	14,636
JP Morgan U.S. Long Index Basket ***	USD	1 Month USD Libor	(0.20)%	JP Morgan	14,672	3/17/2023	1,584,488	(133,968)
SPDR S&P 500 ETF TRUST	USD	1 Month USD Libor	0.30%	JP Morgan	16,433	3/4/2021	3,759,870	497,805
								$588,516
Short
GS Client Global Stock Short Basket ***	USD	1 Month USD Libor	(1.20)%	Goldman Sachs	36,857	3/24/2021	2,829,613	$(124,887)
GS Client Global Stock Short Basket 2 ***	USD	1 Month USD Libor	(1.70)%	Goldman Sachs	40,657	2/3/2021	2,925,621	(77,301)
GS Client Global Stock Short Basket 4 ***	USD	1 Month USD Libor	(1.50)%	Goldman Sachs	7,762	5/4/2021	782,943	(6,297)
JP Morgan U.S. Short Index Basket ***	USD	Overnight Bank Funding Rate	(0.70)%	JP Morgan	33,035	3/6/2023	2,378,695	(116,472)
JP Morgan U.S. Short Index Basket 2 ***	USD	Overnight Bank Funding Rate	(0.65)%	JP Morgan	24,933	2/21/2023	2,795,184	891,667
JP Morgan U.S. Short Index Basket 3 ***	USD	Overnight Bank Funding Rate	(0.70)%	JP Morgan	14,877	3/17/2023	1,582,865	93,829
								$660,539

								$1,249,055

***	The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/long-short-equity-fund/

^	Includes dividends receivable and interest payable.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Fair Value
	SHORT-TERM INVESTMENT - 98.5%
	MONEY MARKET FUND - 98.5%
30,631,908	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.56% *	$30,631,908
	TOTAL SHORT-TERM INVESTMENT (Cost - $30,631,908)

	TOTAL INVESTMENTS - 98.5% (Cost - $30,631,908)	$30,631,908
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	481,844
	NET ASSETS - 100.0%	$31,113,752

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020

	Counterpoint	Counterpoint	Counterpoint		Counterpoint
	Tactical Income	Tactical Equity	Long-Short		Tactical
	Fund	Fund	Equity Fund		Municipal Fund
ASSETS
Investment securities:
At cost	$386,480,782	$14,061,666	$8,715,020		$30,631,908
At value	$389,751,094	$12,979,868	$7,855,369		$30,631,908
Cash	423,091	—	—		200,511
Cash held for collateral at broker	4,449,455	836,410	48,423		—
Receivable for Fund shares sold	1,394,360	3,370	101,300		367,381
Dividends and interest receivable	472,124	14,471	8,538		43,585
Unrealized appreciation on futures contracts	182,737	298,931	29,295		—
Unrealized appreciation on credit default swap	99,950	—	—		—
Unrealized appreciation on total return swaps	—	427,123	1,249,055		—
Receivable due from broker - swaps	—	1,236,055	875,658		—
Prepaid expenses and other assets	62,427	21,352	5,090		22,556
TOTAL ASSETS	396,835,238	15,817,580	10,172,728		31,265,941

LIABILITIES
Securities sold short (Proceeds $0, $47,116, $28,192 and $0 respectively)	—	27,545	16,527		—
Due to broker	—	—	735		—
Investment advisory fees payable	397,053	3,718	545		6,221
Payable for Fund shares redeemed	875,051	20,977	18,276		117,231
Payable to broker - swaps	599,995	—	—		—
Unrealized depreciation on total return swaps	499,473	—	—		—
Payable to related parties	110,372	9,684	8,027		12,663
Distribution (12b-1) fees payable	41,875	1,240	727		475
Accrued expenses and other liabilities	52,225	24,878	21,121		15,599
TOTAL LIABILITIES	2,576,044	88,042	65,958		152,189
NET ASSETS	$394,259,194	$15,729,538	$10,106,770		$31,113,752

NET ASSETS CONSIST OF:
Paid in capital	$398,396,988	$20,381,495	$11,567,951		$30,681,053
Accumulated earnings (loss)	$(4,137,794)	$(4,651,957)	$(1,461,181)		$432,699
NET ASSETS	$394,259,194	$15,729,538	$10,106,770		$31,113,752

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$75,091,052	$2,277,701	$3,766,340		$1,161,779
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,004,407	198,025	299,716		111,434
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.72	$11.50	$12.57		$10.43
Maximum offering price per share (maximum sales charge of 4.50%, 5.75%, 5.75% and 4.50%, respectively)	$11.23	$12.20	$13.33		$10.92

Class C Shares :
Net Assets	$32,558,677	$881,811	$88		$367,247
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,045,447	79,359	7		35,345
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$10.69	$11.11	$12.75	(a)	$10.39

Class I Shares:
Net Assets	$286,609,465	$12,570,026	$6,340,342		$29,584,726
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	26,750,751	1,080,644	503,552		2,836,983
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$10.71	$11.63	$12.59		$10.43

(a)	Net assets divided by shares outstanding does not equal net assets value due to rounding.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2020

	Counterpoint	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Long-Short	Tactical Municipal
	Fund	Fund	Equity Fund	Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0, $1,049, $757 and $0, respectively)	$7,784,398	$73,007	$46,058	$460,197
Interest	551,635	47,742	44,601	27,164
TOTAL INVESTMENT INCOME	8,336,033	120,749	90,659	487,361

EXPENSES
Investment advisory fees	2,273,598	102,794	71,579	96,784
Distribution (12b-1) fees:
Class A	88,271	3,489	5,879	2,204
Class C	161,649	5,206	108	1,209
Administrative services fees	155,455	11,551	9,553	16,033
Third party administrative servicing fees	112,667	8,984	2,478	7,218
Transfer agent fees	65,002	17,501	17,501	17,501
Accounting services fees	54,566	2,467	1,718	4,148
Registration fees	42,167	17,350	9,928	24,765
Printing and postage expenses	37,474	5,027	5,027	5,027
Custodian fees	22,501	7,500	6,236	2,500
Compliance officer fees	12,638	3,901	3,846	3,818
Audit fees	9,075	9,075	9,075	9,075
Trustees’ fees and expenses	7,500	7,500	7,499	7,499
Legal fees	7,500	7,500	7,500	7,500
Insurance expense	5,248	400	200	248
Other expenses	3,763	2,994	2,994	2,994
TOTAL EXPENSES	3,059,074	213,239	161,121	208,523

Less: Fees waived by the Advisor	—	(60,831)	(55,042)	(66,722)
TOTAL NET EXPENSES	3,059,074	152,408	106,079	141,801

NET INVESTMENT INCOME (LOSS)	5,276,959	(31,659)	(15,420)	345,560

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,477,451	(229,791)	(149,616)	545,364
Net realized gain (loss) on swap contracts	3,134,945	136,503	(709,725)	—
Net realized loss on swaptions purchased	(641,025)	—	—	—
Net realized gain on futures contracts	—	416,655	56,671	—
Net realized loss on options purchased	—	(94,695)	(1,956)	—
	4,971,371	228,672	(804,626)	545,364

Net change in unrealized depreciation on investments	(7,238,150)	(1,829,558)	(1,236,411)	(727,952)
Net change in unrealized appreciation on futures contracts	182,737	376,401	34,357	—
Net change in unrealized appreciation on securities sold short	—	19,571	11,665	—
Net change in unrealized appreciation (depreciation) on swap contracts	(323,484)	119,480	1,074,126	—
	(7,378,897)	(1,314,106)	(116,263)	(727,952)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,407,526)	(1,085,434)	(920,889)	(182,588)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,869,433	$(1,117,093)	$(936,309)	$162,972

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019
FROM OPERATIONS
Net investment income	$5,276,959	$11,495,944
Net realized gain (loss) on investments, futures contracts swap contracts, swaptions purchased	4,971,371	(12,912,743)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap contracts and swaptions purchased	(7,378,897)	12,142,374
Net increase (decrease) in net assets resulting from operations	2,869,433	10,725,575

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(1,037,295)	(3,727,662)
Class C	(360,434)	(1,355,723)
Class I	(4,218,399)	(11,765,030)
Net decrease in net assets resulting from distributions to shareholders	(5,616,128)	(16,848,415)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	18,206,538	48,763,296
Class C	4,602,248	6,659,807
Class I	89,047,673	97,366,914
Net asset value of shares issued in reinvestment of distributions:
Class A	895,682	3,612,558
Class C	272,142	1,017,308
Class I	4,025,434	11,334,395
Payments for shares redeemed:
Class A	(13,366,812)	(88,746,518)
Class C	(4,675,126)	(9,945,103)
Class I	(50,780,761)	(119,811,565)
Net increase (decrease) in net assets from shares of beneficial interest	48,227,018	(49,748,908)

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,480,323	(55,871,748)

NET ASSETS
Beginning of Period	348,778,871	404,650,619
End of Period	$394,259,194	$348,778,871

SHARE ACTIVITY
Class A:
Shares Sold	1,688,148	4,653,372
Shares Reinvested	82,845	341,730
Shares Redeemed	(1,229,672)	(8,416,219)
Net increase (decrease) in shares of beneficial interest outstanding	541,321	(3,421,117)

Class C:
Shares Sold	425,843	622,516
Shares Reinvested	25,232	96,556
Shares Redeemed	(432,022)	(936,441)
Net increase (decrease) in shares of beneficial interest outstanding	19,053	(217,369)

Class I:
Shares Sold	8,235,479	9,122,676
Shares Reinvested	372,663	1,071,541
Shares Redeemed	(4,709,821)	(11,325,577)
Net increase (decrease) in shares of beneficial interest outstanding	3,898,321	(1,131,360)

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019
FROM OPERATIONS
Net investment loss	$(31,659)	$(89,112)
Net realized gain (loss) on investments, foreign currency transactions, futures contracts, options purchased, securities sold short and swap contracts	228,672	(4,344,763)
Net change in unrealized depreciation on investments, foreign currency translations, futures contracts, securities sold short and swap contracts	(1,314,106)	(1,192,304)
Net decrease in net assets resulting from operations	(1,117,093)	(5,626,179)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(185,067)
Class C	—	(95,713)
Class I	—	(723,799)
Net decrease in net assets resulting from distributions to shareholders	—	(1,004,579)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	209,035	3,730,332
Class C	125,000	470,770
Class I	3,789,668	12,743,394
Net asset value of shares issued in reinvestment of distributions:
Class A	—	178,537
Class C	—	38,592
Class I	—	694,091
Payments for shares redeemed:
Class A	(1,097,114)	(5,643,622)
Class C	(339,183)	(1,630,978)
Class I	(6,242,236)	(16,355,695)
Net decrease in net assets from shares of beneficial interest	(3,554,830)	(5,774,579)

TOTAL DECREASE IN NET ASSETS	(4,671,923)	(12,405,337)

NET ASSETS
Beginning of Period	20,401,461	32,806,798
End of Period	$15,729,538	$20,401,461

SHARE ACTIVITY
Class A:
Shares Sold	16,351	267,138
Shares Reinvested	—	12,433
Shares Redeemed	(85,679)	(409,336)
Net decrease in shares of beneficial interest outstanding	(69,328)	(129,765)

Class C:
Shares Sold	9,822	33,561
Shares Reinvested	—	2,755
Shares Redeemed	(27,076)	(124,007)
Net decrease in shares of beneficial interest outstanding	(17,254)	(87,691)

Class I:
Shares Sold	318,308	896,860
Shares Reinvested	—	47,934
Shares Redeemed	(482,927)	(1,171,846)
Net decrease in shares of beneficial interest outstanding	(164,619)	(227,052)

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019
FROM OPERATIONS
Net investment loss	$(15,420)	$(28,943)
Net realized loss on investments, foreign currency transactions, futures contracts, options purchased, securities sold short and swap contracts	(804,626)	(728,668)
Net change in unrealized depreciation on investments, futures contracts, securities sold short and swap contracts	(116,263)	(504,314)
Net decrease in net assets resulting from operations	(936,309)	(1,261,925)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(219,593)
Class C	—	(2)
Class I	—	(47,376)
Net decrease in net assets resulting from distributions to shareholders	—	(266,971)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	707,509	2,568,743
Class C	42,000	—
Class I	1,512,496	6,276,401
Net asset value of shares issued in reinvestment of distributions:
Class A	—	189,607
Class C	—	2
Class I	—	46,159
Payments for shares redeemed:
Class A	(2,644,183)	(11,801,386)
Class C	(42,412)	—
Class I	(835,603)	(1,320,347)
Net decrease in net assets from shares of beneficial interest	(1,260,193)	(4,040,821)

TOTAL DECREASE IN NET ASSETS	(2,196,502)	(5,569,717)

NET ASSETS
Beginning of Period	12,303,272	17,872,989
End of Period	$10,106,770	$12,303,272

SHARE ACTIVITY
Class A:
Shares Sold	58,629	182,398
Shares Reinvested	—	13,486
Shares Redeemed	(188,017)	(820,909)
Net decrease in shares of beneficial interest outstanding	(129,388)	(625,025)

Class C:
Shares Sold	2,943	—
Shares Reinvested	—	0 (a)
Shares Redeemed	(2,943)	—
Net increase (decrease) in shares of beneficial interest outstanding	—	0

Class I:
Shares Sold	109,415	444,730
Shares Reinvested	—	3,288
Shares Redeemed	(62,186)	(94,303)
Net increase in shares of beneficial interest outstanding	47,229	353,715

(a)	Less than 1 share

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019
FROM OPERATIONS
Net investment income	$345,560	$440,916
Net realized gain (loss) on investments	545,364	(142,382)
Net change in unrealized appreciation (depreciation) on investments	(727,952)	767,612
Net increase in net assets resulting from operations	162,972	1,066,146

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(19,959)	(34,627)
Class C	(2,600)	(2,840)
Class I	(322,335)	(381,036)
Net decrease in net assets resulting from distributions to shareholders	(344,894)	(418,503)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	328,374	1,291,502
Class C	195,500	142,520
Class I	14,864,492	17,152,516
Net asset value of shares issued in reinvestment of distributions:
Class A	19,959	34,627
Class C	2,600	2,840
Class I	290,201	309,168
Payments for shares redeemed:
Class A	(1,066,385)	(551,259)
Class C	(51,299)	—
Class I	(9,529,278)	(6,942,102)
Net increase in net assets from shares of beneficial interest	5,054,164	11,439,812

TOTAL INCREASE IN NET ASSETS	4,872,242	12,087,455

NET ASSETS
Beginning of Period	26,241,510	14,154,055
End of Period	$31,113,752	$26,241,510

SHARE ACTIVITY
Class A:
Shares Sold	31,190	127,253
Shares Reinvested	1,915	3,380
Shares Redeemed	(100,311)	(54,259)
Net increase (decrease) in shares of beneficial interest outstanding	(67,206)	76,374

Class C:
Shares Sold	18,742	14,139
Shares Reinvested	249	277
Shares Redeemed	(4,876)	—
Net increase in shares of beneficial interest outstanding	14,115	14,416

Class I:
Shares Sold	1,413,370	1,658,485
Shares Reinvested	27,812	30,183
Shares Redeemed	(909,889)	(689,134)
Net increase in shares of beneficial interest outstanding	531,293	999,534

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the		For the	For the	For the
	March 31, 2020		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2019	September 30, 2018		September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$10.79		$10.91	$11.28		$11.17	$10.09	$10.00
Activity from investment operations:
Net investment income (2)	0.15		0.35	0.28		0.32	0.29	0.07
Net realized and unrealized gain (loss) on investments (3)	(0.06)		0.05	(0.31)		0.32	1.00	0.15
Total from investment operations	0.09		0.40	(0.03)		0.64	1.29	0.22
Paid-in-capital from redemption fees	—		—	—		—	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.16)		(0.38)	(0.34)		(0.38)	(0.21)	(0.12)
Return of Capital	—		—	—		—	—	(0.01)
Net realized gains	—		(0.14)	(0.00	) (4)	(0.15)	—	—
Total distributions	(0.16)		(0.52)	(0.34)		(0.53)	(0.21)	(0.13)
Net asset value, end of period	$10.72		$10.79	$10.91		$11.28	$11.17	$10.09
Total return (5)	0.83	% (6)	3.89%	(0.27)%		5.95%	12.85%	2.20	% (6)
Net assets, at end of period (000’s)	$75,091		$69,747	$107,839		$135,575	$50,987	$12,479
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	1.79	% (9)	1.79%	1.77%		1.77%	1.85%	2.18	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	1.79	% (9)	1.79%	1.77%		1.77%	1.93%	2.00	% (9)
Ratio of net investment income before waiver/recapture to average net assets (7,10)	2.78	% (9)	3.27%	2.55%		2.82%	2.77%	0.67	% (9)
Ratio of net investment income after waiver/recapture to average net assets (7,10)	2.78	% (9)	3.27%	2.55%		2.82%	2.69%	0.85	% (9)
Portfolio Turnover Rate	114	% (6)	353%	380%		71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class A shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the		For the	For the	For the
	March 31, 2020		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2019	September 30, 2018		September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$10.76		$10.89	$11.22		$11.12	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.11		0.27	0.20		0.23	0.20	(0.03)
Net realized and unrealized gain (loss) on investments (3)	(0.06)		0.05	(0.32)		0.33	1.01	0.21
Total from investment operations	0.05		0.32	(0.12)		0.56	1.21	0.18
Paid-in-capital from redemption fees	—		—	—		—	—	0.00	(4)
Less distributions from:
Net investment income	(0.12)		(0.31)	(0.21)		(0.31)	(0.15)	(0.11)
Return of capital	—		—	—		—	—	(0.01)
Net realized gains	—		(0.14)	(0.00	) (4)	(0.15)	—	—
Total distributions	(0.12)		(0.45)	(0.21)		(0.46)	(0.15)	(0.12)
Net asset value, end of period	$10.69		$10.76	$10.89		$11.22	$11.12	$10.06
Total return (5)	0.46	% (6)	3.11%	(1.03)%		5.15%	12.09%	1.72	% (6)
Net assets, at end of period (000’s)	$32,559		$32,578	$35,336		$32,825	$19,420	$4,049
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	2.54	% (9)	2.54%	2.52%		2.52%	2.60%	2.91	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	2.54	% (9)	2.54%	2.52%		2.52%	2.68%	2.75	% (9)
Ratio of net investment income (loss) before waiver/recapture to average net assets (7,10)	2.03	% (9)	2.52%	1.79%		2.08%	1.98%	(0.48	)% (9)
Ratio of net investment income (loss) after waiver/recapture to average net assets (7,10)	2.03	% (9)	2.52%	1.79%		2.08%	1.90%	(0.32	)% (9)
Portfolio Turnover Rate	114	% (6)	353%	380%		71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class C shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the		For the	For the	For the
	March 31, 2020		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2019	September 30, 2018		September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$10.78		$10.90	$11.30		$11.18	$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.16		0.37	0.30		0.35	0.27	0.13
Net realized and unrealized gain (loss) on investments (3)	(0.06)		0.05	(0.31)		0.33	1.04	0.11
Total from investment operations	0.10		0.42	(0.01)		0.68	1.31	0.24
Paid-in-capital from redemption fees	—		—	—		—	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.17)		(0.40)	(0.39)		(0.41)	(0.23)	(0.13)
Return of capital	—		—	—		—	—	(0.01)
Net realized gains	—		(0.14)	(0.00	) (4)	(0.15)	—	—
Total distributions	(0.17)		(0.54)	(0.39)		(0.56)	(0.23)	(0.14)
Net asset value, end of period	$10.71		$10.78	$10.90		$11.30	$11.18	$10.10
Total return (5)	0.95	% (6)	4.13%	(0.07)%		6.18%	13.04%	2.38	% (6)
Net assets, at end of period (000s)	$286,609		$246,454	$261,476		$247,550	$130,503	$55,407
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	1.54	% (9)	1.54%	1.52%		1.52%	1.60%	2.07	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	1.54	% (9)	1.54%	1.52%		1.52%	1.68%	1.75	% (9)
Ratio of net investment income before waiver/recapture to average net assets (7,10)	3.03	% (9)	3.49%	2.74%		3.07%	2.60%	1.25	% (9)
Ratio of net investment income after waiver/recapture to average net assets (7,10)	3.03	% (9)	3.49%	2.74%		3.07%	2.52%	1.57	% (9)
Portfolio Turnover Rate	114	% (6)	353%	380%		71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class I shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the
	March 31, 2020		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$12.60		$15.92	$15.75	$14.36	$15.00
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.06)	(0.09)	(0.03)	(0.11)
Net realized and unrealized gain (loss) on investments (3)	(1.07)		(2.77)	1.17	1.42	(0.53)
Total from investment operations	(1.10)		(2.83)	1.08	1.39	(0.64)
Less distributions from:
Net realized gains	—		(0.49)	(0.91)	—	—
Total distributions	—		(0.49)	(0.91)	—	—
Net asset value, end of period	$11.50		$12.60	$15.92	$15.75	$14.36
Total return (4)	(8.73	)% (5)	(18.15)%	7.02%	9.68%	(4.27	)% (5)
Net assets, at end of period (000s)	$2,278		$3,369	$6,322	$3,796	$2,632
Ratio of gross expenses to average net assets before waiver (6,7,8)	2.73	% (9)	2.37%	3.12%	4.18%	4.50	% (9)
Ratio of net expenses to average net assets after waiver (6,7)	2.00	% (9)	2.08%	2.81%	3.33%	2.75	% (9)
Ratio of net investment loss before waiver to average net assets (6,10)	(1.27	)% (9)	(0.81)%	(1.68)%	(2.37)%	(3.22	)% (9)
Ratio of net investment loss after waiver to average net assets (6,10)	(0.54	)% (9)	(0.52)%	(1.37)%	(1.52)%	(1.72	)% (9)
Portfolio Turnover Rate	120	% (5)	296%	259%	369%	264	% (5)

(1) The Counterpoint Tactical Equity Fund’s Class A shares commenced operations on November 30, 2015.

(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3) Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4) Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5) Not annualized.

(6) Does not include the expenses of other investment companies in which the Fund invests.

(7) Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	2.73	% (9)	2.29%	2.31%	2.85%	3.75	% (9)
Net expenses to average net assets	2.00	% (9)	2.00%	2.00%	2.00%	2.00	% (9)

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the
	March 31, 2020		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$12.22		$15.57	$15.53	$14.26	$15.00
Activity from investment operations:
Net investment loss (2)	(0.08)		(0.19)	(0.20)	(0.14)	(0.20)
Net realized and unrealized gain (loss) on investments (3)	(1.03)		(2.67)	1.15	1.41	(0.54)
Total from investment operations	(1.11)		(2.86)	0.95	1.27	(0.74)
Less distributions from:
Net realized gains	—		(0.49)	(0.91)	—	—
Total distributions	—		(0.49)	(0.91)	—	—
Net asset value, end of period	$11.11		$12.22	$15.57	$15.53	$14.26
Total return (4)	(9.08	)% (5)	(18.77)%	6.24%	8.83%	(4.93	)% (5)
Net assets, at end of period (000s)	$882		$1,181	$2,870	$1,251	$843
Ratio of gross expenses to average net assets before waiver (6,7,8)	3.48	% (9)	3.12%	3.87%	4.93%	5.00	% (9)
Ratio of net expenses to average net assets after waiver (6,7)	2.75	% (9)	2.83%	3.56%	4.08%	3.50	% (9)
Ratio of net investment loss before waiver to average net assets (6,10)	(2.02	)% (9)	(1.75)%	(2.42)%	(3.12)%	(4.16	)% (9)
Ratio of net investment loss after waiver to average net assets (6,10)	(1.29	)% (9)	(1.46)%	(2.11)%	(2.27)%	(2.67	)% (9)
Portfolio Turnover Rate	120	% (5)	296%	259%	369%	264	% (5)

(1) The Counterpoint Tactical Equity Fund’s Class C shares commenced operations on November 30, 2015.

(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3) Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4) Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5) Not annualized.

(6) Does not include the expenses of other investment companies in which the Fund invests.

(7) Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	3.48	% (9)	3.04%	3.06%	3.60%	4.25	% (9)
Net expenses to average net assets	2.75	% (9)	2.75%	2.75%	2.75%	2.75	% (9)

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the
	March 31, 2020		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$12.73		$16.04	$15.82	$14.38	$15.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.01)	(0.05)	0.01	(0.08)
Net realized and unrealized gain (loss) on investments (3)	(1.08)		(2.81)	1.18	1.43	(0.54)
Total from investment operations	(1.10)		(2.82)	1.13	1.44	(0.62)
Less distributions from:
Net realized gains	—		(0.49)	(0.91)	—	—
Total distributions	—		(0.49)	(0.91)	—	—
Net asset value, end of period	$11.63		$12.73	$16.04	$15.82	$14.38
Total return (4)	(8.64	)% (5)	(17.95)%	7.31%	10.01%	(4.13	)% (5)
Net assets, at end of period (000s)	$12,570		$15,851	$23,615	$10,662	$5,900
Ratio of gross expenses to average net assets before waiver (6,7,8)	2.48	% (9)	2.12%	2.87%	3.93%	4.25	% (9)
Ratio of net expenses to average net assets after waiver (6,7)	1.75	% (9)	1.83%	2.56%	3.08%	2.50	% (9)
Ratio of net investment loss before waiver to average net assets (6,10)	(1.02	)% (9)	(0.45)%	(1.43)%	(2.14)%	(3.25	)% (9)
Ratio of net investment loss after waiver to average net assets (6,10)	(0.29	)% (9)	(0.16)%	(1.12)%	(1.29)%	(1.50	)% (9)
Portfolio Turnover Rate	120	% (5)	296%	259%	369%	264	% (5)

(1) The Counterpoint Tactical Equity Fund’s Class I shares commenced operations on November 30, 2015.

(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3) Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4) Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5) Not annualized.

(6) Does not include the expenses of other investment companies in which the Fund invests.

(7) Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	2.48	% (9)	2.04%	2.06%	2.60%	3.50	% (9)
Net expenses to average net assets	1.75	% (9)	1.75%	1.75%	1.75%	1.75	% (9)

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the
	March 31, 2020		Year Ended	Period Ended
	(Unaudited)		September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$13.89		$15.45	$15.00
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments (3)	(1.29)		(1.17)	0.67
Total from investment operations	(1.32)		(1.25)	0.58
Less distributions from:
Net investment income	—		(0.11)	(0.09)
Return of capital	—		—	(0.04)
Net realized gains	—		(0.20)	—
Total distributions	—		(0.31)	(0.13)
Net asset value, end of period	$12.57		$13.89	$15.45
Total return (4)	(9.50	)% (5)	(8.10)%	3.88	% (5)
Net assets, at end of period (000s)	$3,766		$5,960	$16,285
Ratio of gross expenses to average net assets before waiver (6,7)	2.96	% (8)	2.62%	2.53	% (8)
Ratio of net expenses to average net assets after waiver (6)	2.00	% (8)	2.00%	2.00	% (8)
Ratio of net investment loss before waiver to average net assets (9)	(1.38	)% (8)	(1.18)%	(1.11	)% (8)
Ratio of net investment loss after waiver to average net assets (9)	(0.42	)% (8)	(0.56)%	(0.58	)% (8)
Portfolio Turnover Rate	131	% (5)	324%	243	% (5)

(1)	The Counterpoint Long-Short Equity Fund’s Class A shares commenced operations on October 4, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the
	March 31, 2020		Year Ended	Period Ended
	(Unaudited)		September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$14.14		$15.47	$15.00
Activity from investment operations:
Net investment income (loss) (2)	(0.08)		0.27	(0.11)
Net realized and unrealized gain (loss) on investments (3)	(1.31)		(1.23)	0.71
Total from investment operations	(1.39)		(0.96)	0.60
Less distributions from:
Net investment income	—		(0.17)	(0.09)
Return of capital	—		—	(0.04)
Net realized gains	—		(0.20)	—
Total distributions	—		(0.37)	(0.13)
Net asset value, end of period	$12.75		$14.14	$15.47
Total return (4)	(9.83	)% (6)	(6.22)%	4.06	% (6)
Net assets, at end of period (000s)	$0	(5)	$0 (5)	$0	(5)
Ratio of gross expenses to average net assets before waiver (7,8)	3.71	% (9)	3.37%	3.28	% (9)
Ratio of net expenses to average net assets after waiver (7)	2.75	% (9)	2.75%	2.75	% (9)
Ratio of net investment income (loss) before waiver to average net assets (10)	(2.12	)% (9)	1.23%	(1.31	)% (9)
Ratio of net investment income (loss) after waiver to average net assets (10)	(1.16	)% (9)	1.85%	(0.78	)% (9)
Portfolio Turnover Rate	131	% (6)	324%	243	% (6)

(1)	The Counterpoint Long-Short Equity Fund’s Class C shares commenced operations on October 4, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Less than $1,000 in net assets.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the
	March 31, 2020		Year Ended	Period Ended
	(Unaudited)		September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$13.90		$15.48	$15.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.07	0.17
Net realized and unrealized gain (loss) on investments (3)	(1.30)		(1.28)	0.44
Total from investment operations	(1.31)		(1.21)	0.61
Less distributions from:
Net investment income	—		(0.17)	(0.09)
Return of capital	—		—	(0.04)
Net realized gains	—		(0.20)	—
Total distributions	—		(0.37)	(0.13)
Net asset value, end of period	$12.59		$13.90	$15.48
Total return (4)	(9.42	)% (5)	(7.85)%	4.13	% (5)
Net assets, at end of period (000s)	$6,340		$6,343	$1,588
Ratio of gross expenses to average net assets before waiver (6,7)	2.71	% (8)	2.37%	2.28	% (8)
Ratio of net expenses to average net assets after waiver (6)	1.75	% (8)	1.75%	1.75	% (8)
Ratio of net investment income (loss) before waiver to average net assets (9)	(1.12	)% (8)	(0.11)%	0.61	% (8)
Ratio of net investment income (loss) after waiver to average net assets (9)	(0.16	)% (8)	0.51%	1.14	% (8)
Portfolio Turnover Rate	131	% (5)	324%	243	% (5)

(1)	The Counterpoint Long-Short Equity Fund’s Class I shares commenced operations on October 4, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the
	March 31, 2020		Year Ended	Period Ended
	(Unaudited)		September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.47		$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.13		0.26	0.09
Net realized and unrealized gain (loss) on investments (3)	(0.05)		0.44	(0.01)
Total from investment operations	0.08		0.70	0.08
Less distributions from:
Net investment income	(0.12)		(0.23)	(0.08)
Total distributions	(0.12)		(0.23)	(0.08)
Net asset value, end of period	$10.43		$10.47	$10.00
Total return (4)	0.76	% (5)	7.12%	0.77	% (5)
Net assets, at end of period (000s)	$1,162		$1,871	$1,023
Ratio of gross expenses to average net assets before waiver (6,7)	1.73	% (8)	2.03%	2.74	% (8)
Ratio of net expenses to average net assets after waiver (6)	1.25	% (8)	1.25%	1.25	% (8)
Ratio of net investment income before waiver to average net assets (9)	1.86	% (8)	1.79%	1.45	% (8)
Ratio of net investment income after waiver to average net assets (9)	2.34	% (8)	2.57%	2.94	% (8)
Portfolio Turnover Rate	26	% (5)	125%	1	% (5)

(1)	The Counterpoint Tactical Municipal Fund’s Class A shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the
	March 31, 2020		Year Ended	Period Ended
	(Unaudited)		September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.46		$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.08		0.20	0.07
Net realized and unrealized gain (loss) on investments (3)	(0.05)		0.42	(0.01)
Total from investment operations	0.03		0.62	0.06
Less distributions from:
Net investment income	(0.10)		(0.16)	(0.06)
Total distributions	(0.10)		(0.16)	(0.06)
Net asset value, end of period	$10.39		$10.46	$10.00
Total return (4)	0.32	% (5)	6.29%	0.56	% (5)
Net assets, at end of period (000s)	$367		$222	$68
Ratio of gross expenses to average net assets before waiver (6,7)	2.48	% (8)	2.78%	3.49	% (8)
Ratio of net expenses to average net assets after waiver (6)	2.00	% (8)	2.00%	2.00	% (8)
Ratio of net investment income before waiver to average net assets (9)	0.99	% (8)	1.21%	0.77	% (8)
Ratio of net investment income after waiver to average net assets (9)	1.47	% (8)	1.99%	2.26	% (8)
Portfolio Turnover Rate (5)	26	% (5)	125%	1	% (5)

(1)	The Counterpoint Tactical Municipal Fund’s Class C shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the
	March 31, 2020		Year Ended	Period Ended
	(Unaudited)		September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.47		$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.13		0.28	0.10
Net realized and unrealized gain (loss) on investments (3)	(0.04)		0.45	(0.02)
Total from investment operations	0.09		0.73	0.08
Less distributions from:
Net investment income	(0.13)		(0.26)	(0.08)
Total distributions	(0.13)		(0.26)	(0.08)
Net asset value, end of period	$10.43		$10.47	$10.00
Total return (4)	0.87	% (5)	7.39%	0.83	% (5)
Net assets, at end of period (000s)	$29,585		$24,149	$13,063
Ratio of gross expenses to average net assets before waiver (6,7)	1.48	% (8)	1.78%	2.49	% (8)
Ratio of net expenses to average net assets after waiver (6)	1.00	% (8)	1.00%	1.00	% (8)
Ratio of net investment income before waiver to average net assets (9)	2.03	% (8)	1.98%	1.68	% (8)
Ratio of net investment income after waiver to average net assets (9)	2.51	% (8)	2.76%	3.17	% (8)
Portfolio Turnover Rate	26	% (5)	125%	1	% (5)

(1)	The Counterpoint Tactical Municipal Fund’s Class I shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2020

1.	ORGANIZATION

The Counterpoint Tactical Income Fund, the Counterpoint Tactical Equity Fund, the Counterpoint Long-Short Equity Fund and Counterpoint Tactical Municipal Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Funds are as follows:

Counterpoint Tactical Income Fund - seeks income and capital preservation.

Counterpoint Tactical Equity Fund - seeks capital appreciation and preservation.

Counterpoint Long-Short Equity Fund - seeks capital appreciation and preservation.

Counterpoint Tactical Municipal Fund – seeks tax-free income and capital preservation.

Each Fund offers three classes of shares: Class A, Class C and Class I shares. Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Counterpoint Long-Short Equity Fund commenced operations on October 4, 2017. Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018. Class A shares of the Counterpoint Tactical Income Fund and Class A shares of the Counterpoint Tactical Municipal Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund and Class A shares of the Counterpoint Long-Short Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

Valuation of Underlying Funds – The Funds may each invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may each hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds - Debt Funds	$8,208,755	$—	$—	$8,208,755
U.S. Government Obligations	—	334,480,290	—	334,480,290
Long Future Contracts	182,737	—	—	182,737
Credit Default Swap	—	99,950	—	99,950
Short-Term Investment - Money Market Fund	47,062,049	—	—	47,062,049
Total	$55,453,541	$334,580,240	$—	$390,033,781
Liabilities *
Short Total Return Swap	$—	$499,473	$—	$499,473
Total	$—	$499,473	$—	$499,473

Counterpoint Tactical Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$6,813,389	$—	$—	$6,813,389
Exchange Traded Fund - Equity Fund	1,323,546	—	—	1,323,546
Long Futures Contracts	41,569	—	—	41,569
Short Futures Contracts	257,362	—	—	257,362
Short Total Return Swaps	—	871,382	—	871,382
Short-Term Investment - Money Market Fund	2,043,886	—	—	2,043,886
U.S. Government Obligations	—	2,799,047	—	2,799,047
Total	$10,479,752	$3,670,429	$—	$14,150,181
Liabilities *
Long Total Return Swaps	$—	$444,259	$—	$444,259
Securities Sold Short	27,545	—	—	27,545
Total	$27,545	$444,259	$—	$471,804

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

Counterpoint Long-Short Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$4,360,326	$—	$—	$4,360,326
Exchange Traded Fund - Equity Fund	376,830	—	—	376,830
Long Future Contracts	—	29,295	—	29,295
Long Total Return Swaps	—	588,516	—	588,516
U.S. Government Obligations	—	1,899,373	—	1,899,373
Short-Term Investments - Money Market Funds	1,218,840	—	—	1,218,840
Short Total Return Swaps	—	660,539	—	660,539
Total	$5,955,996	$3,177,723	$—	$9,133,719
Liabilities *
Securities Sold Short	$16,527	$—	$—	$16,527
Total	$16,527	$—	$—	$16,527

Counterpoint Tactical Municipal Fund

Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investment - Money Market Fund	$30,631,908	$—	$—	$30,631,908
Total	$30,631,908	$—	$—	$30,631,908

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may each invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing their investment objective and each Fund may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may each purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Each Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Funds are subject to equity price risk. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

appreciation on total return swaps on the Statement of Assets and Liabilities. The realized loss on swap contracts and change in unrealized appreciation on swap contracts are located on the Statement of Operations.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2017 – September 30, 2019, or expected to be taken in the Funds’ September 30, 2020 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and the Counterpoint Long-Short Equity Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Municipal Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets.

For the six months ended March 31, 2020, the Advisor earned advisory fees as follows:

Advisory Fee
Counterpoint Tactical Income Fund	$2,273,598
Counterpoint Tactical Equity Fund	$102,794
Counterpoint Long-Short Equity Fund	$71,579
Counterpoint Tactical Municipal Fund	$96,784

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

Pursuant to a series of written contracts (the “Waiver Agreements”), the Advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least January 31, 2020, to the extent necessary so that the total operating expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares respectively, of the Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund, Counterpoint Long-Short Equity Fund and 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, of the Counterpoint Tactical Municipal Fund. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor.

During the six months ended March 31, 2020 the Advisor waived fees pursuant to the Waiver Agreements as follows:

Advisory Fee Waiver
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	$60,831
Counterpoint Long-Short Equity Fund	$55,042
Counterpoint Tactical Municipal Fund	$66,722

As of March 31, 2020, the amount of expenses reimbursed subject to potential recapture by date of expiration were as follows:

	September 30, 2020	September 30, 2021	September 30, 2022	Total
Counterpoint Tactical Income Fund	$—	$—	$—	$—
Counterpoint Tactical Equity Fund	$109,758	$75,215	$78,070	$263,043
Counterpoint Long-Short Equity Fund	$—	$77,272	$87,088	$164,360
Counterpoint Tactical Municipal Fund	$—	$55,752	$126,450	$182,202

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2020 the Funds incurred distributions fees as follows:

	Class A	Class C
Counterpoint Tactical Income Fund	$88,271	$161,649
Counterpoint Tactical Equity Fund	$3,489	$5,206
Counterpoint Long-Short Equity Fund	$5,879	$108
Counterpoint Tactical Municipal Fund	$2,204	$1,209

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2020, the Distributor received underwriting commissions for sales of Class A shares as follows:

		Amount Retained by
	Underwriter Commissions	Principal Underwriter
Counterpoint Tactical Income Fund	$47,211	$6,388
Counterpoint Tactical Equity Fund	$2,488	$363
Counterpoint Long-Short Equity Fund	$—	$—
Counterpoint Tactical Municipal Fund	$1,021	$144

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including the Distributor, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Counterpoint Tactical Income Fund	$403,784,141	$371,154,229
Counterpoint Tactical Equity Fund	$12,086,866	$13,770,425
Counterpoint Long-Short Equity Fund	$8,306,823	$9,011,627
Counterpoint Tactical Municipal Fund	$6,124,045	$31,833,917

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of March 31, 2020.

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Credit exposure contracts/Credit Risk	Unrealized appreciation on futures contracts	$182,737

Fixed Income contracts/Credit risk	Unrealized appreciation on credit default swaps	$99,950

Fixed Income contracts/Credit risk	Unrealized depreciation on total return swaps	$(499,473)

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Credit Exposure Contracts/Credit Risk	Unrealized appreciation on futures contracts	$41,569

Equity Contract/Equity Price Risk	Unrealized appreciation on futures contracts	257,362

Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	427,123

Counterpoint Long-Short Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on futures contracts	$29,925

Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	1,249,055

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Operations for the six months ended March 31, 2020.

Counterpoint Tactical Income Fund

		Change in Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Credit exposure contracts/Credit risk	$—	$182,737

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swaptions Purchased	On Swaptions Purchased
Credit exposure contracts/Credit risk	$(641,025)	$—

		Change in Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Fixed income contracts/Credit Risk	$3,134,945	$(323,484)

Counterpoint Tactical Equity Fund

		Change in Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$416,655	$376,401

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$(94,695)	$—

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$136,503	$119,480

Counterpoint Long-Short Equity Fund

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$56,671	$34,357

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$(1,956)	$—

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$(709,725)	$1,074,126

The notional value of the derivative instruments outstanding as of March 31, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

During the six months ended March 31, 2020, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2020 for the Funds.

Counterpoint Tactical Income Fund

						Net Amounts	Financial		Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments		Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged		of Assets & Liabilities
Unrealized appreciation on credit default swap	Intercontinental Exchange	$99,950	(1)	$—		$99,950	$—		$—		$99,950
Unrealized depreciation on total return swaps	JP Morgan	—		(499,473	) (1)	(499,473)	—		499,473	(2)	—
Unrealized depreciation on futures contracts	Wells Fargo	182,737	(1)	—		182,737	—		—		182,737
		$282,687		$(499,473)		$(216,786)	$—		$499,473		$282,687

Counterpoint Tactical Equity Fund

						Net Amounts	Financial		Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments		Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged		of Assets & Liabilities

Unrealized appreciation on futures contracts	Goldman Sachs	$298,931	(1)	$—		$298,932	$—		$—		$298,932

Unrealized appreciation on total return swaps	Goldman Sachs	343,613	(1)	(760,071)	(1)	(416,458)	—		416,458	(2)	—

Unrealized appreciation on total return swaps	JP Morgan	1,704,848	(1)	(861,267)	(1)	843,581	—		—		843,581

Securities sold short	Goldman Sachs	—		(27,545)	(1)	(27,545)	27,545	(2)	—		—
		$2,347,392		$(1,648,883)		$698,510	$27,545		$416,458		$1,142,513

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

Counterpoint Long-Short Equity Fund

						Net Amounts	Financial		Cash	Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments		Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged	of Assets & Liabilities

Unrealized depreciation on futures contracts	Goldman Sachs	$29,295	(1)	$—		$29,295	$—		$—	$29,295.00

Unrealized appreciation on total return swaps	Goldman Sachs	224,679	(1)	(208,485	) (1)	16,194	—		—	16,194

Unrealized appreciation on total return swaps	JP Morgan	1,483,301	(1)	(250,440	) (1)	1,232,861	—		—	1,232,861

Securities sold short	Interactive Brokers	—		(16,527	) (1)	(16,527)	16,527	(2)	—	—
		$1,737,275		$(475,452)		$1,261,823	$16,527		$—	$1,278,350

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Deprectiation)
Counterpoint Tactical Income Fund	$386,664,205	$4,731,641	$(1,861,538)	$2,870,103
Counterpoint Tactical Equity Fund	$14,258,429	$680,343	$(1,260,395)	$(580,052)
Counterpoint Long-Short Equity Fund	$8,863,587	$1,247,731	$(994,126)	$253,605
Counterpoint Tactical Municipal Fund	$30,631,908	$—	$—	$—

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions paid for the periods ended September 30, 2019 and September 30, 2018 was as follows:

For fiscal year ended	Ordinary	Tax Exempt	Long-Term	Return of
9/30/2019	Income	Income	Capital Gains	Capital	Total
Counterpoint Tactical Income Fund	$12,171,054	$—	$4,677,361	$—	$16,848,415
Counterpoint Tactical Equity Fund	356	—	1,004,223	—	1,004,579
Counterpoint Long-Short Equity Fund	266,971	—	—	—	266,971
Counterpoint Tactical Municipal Fund	16,238	402,265	—	—	418,503

For fiscal year ended	Ordinary	Tax Exempt	Long-Term	Return of
9/30/2018	Income	Income	Capital Gains	Capital	Total
Counterpoint Tactical Income Fund	$12,924,600	$—	$—	$—	$12,924,600
Counterpoint Tactical Equity Fund	—	—	995,216	—	995,216
Counterpoint Long-Short Equity Fund	—	—	32,216	83,084	115,300
Counterpoint Tactical Municipal Fund	6,232	105,047	—	—	111,279

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary Tax	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Exempt Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Income Fund	$1,114,247	$—	$—	$(5,924,061)	(7,089,747)	$—	$10,508,462	$(1,391,099)
Counterpoint Tactical Equity Fund	450,673	—	—	(3,899,761)	(819,038)	(792)	734,054	(3,534,864)
Counterpoint Long-Short Equity Fund	503,244	—	—	—	(1,397,984)	—	369,868	(524,872)
Counterpoint Tactical Municipal Fund	29,119	—	—	—	(140,159)	—	725,661	614,621

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market on open futures and swaps contracts, passive foreign investment companies and adjustments for partnerships, C-Corporation return of capital distributions, and the tax deferral of losses on wash sales and straddles. In addition, the amounts listed under other book/tax differences for the Counterpoint Tactical Equity Fund is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Counterpoint Tactical Income Fund	$5,924,061
Counterpoint Tactical Equity Fund	3,899,761
Counterpoint Long-Short Equity Fund	—
Counterpoint Tactical Municipal Fund	—

At September 30, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring	Non-Expiring
	Expiring	Short-Term	Long-Term	Total
Counterpoint Tactical Income Fund	$—	$7,089,747	$—	$7,089,747
Counterpoint Tactical Equity Fund	—	91,198	727,840	819,038
Counterpoint Long-Short Equity Fund	—	1,397,984	—	1,397,984
Counterpoint Tactical Municipal Fund	—	140,159	—	140,159

Permanent book and tax differences, primarily attributable to the book/tax treatment of non deductible expenses and net operating losses resulted in reclassification for the period ended September 30, 2019 for the Funds as follows:

	Paid	Undistributed
	In	Ordinary
	Capital	Income (Loss)
Counterpoint Tactical Income Fund	$—	$—
Counterpoint Tactical Equity Fund	—	—
Counterpoint Long-Short Equity Fund	(2,962)	2,962
Counterpoint Tactical Municipal Fund	—	—

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Municipal Fund currently invests a portion of its assets in the BlackRock Liquidity Funds Treasury Trust Fund Portfolio (the “BlackRock Portfolio”). The BlackRock Portfolio seeks current income as is consistent with liquidity and stability of principal. The Fund may redeem its investment from the BlackRock Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the BlackRock Portfolio. The financial statements of the BlackRock Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2020, the percentage of the net assets invested in the BlackRock Portfolio was 98.5%.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2020, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
LPL Financial	Counterpoint Tactical Income Fund	26.55%
LPL Financial	Counterpoint Tactical Equity Fund	36.02%
TD Ameritrade	Counterpoint Tactical Equity Fund	34.28%
NFS LLC	Counterpoint Long-Short Equity Fund	30.44%
TD Ameritrade	Counterpoint Long-Short Equity Fund	52.09%
Charles Schwab & Co.	Counterpoint Tactical Municipal Fund	47.74%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 to March 31, 2020.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid*	Expense Ratio
	Value	Value	During Period	During* the Period
Actual	10/1/19	3/31/20	10/1/19 – 3/31/20	10/1/19 – 3/31/20
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,008.30	$8.99	1.79%
Class C	$1,000.00	$1,004.60	$12.73	2.54%
Class I	$1,000.00	$1,009.50	$7.74	1.54%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$912.70	$9.56	2.00%
Class C	$1,000.00	$909.20	$13.13	2.75%
Class I	$1,000.00	$913.60	$8.37	1.75%
Counterpoint Long-Short Equity Fund
Class A	$1,000.00	$905.00	$9.53	2.00%
Class C	$1,000.00	$901.70	$13.07	2.75%
Class I	$1,000.00	$905.80	$8.34	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,007.60	$6.27	1.25%
Class C	$1,000.00	$1,003.20	$10.02	2.00%
Class I	$1,000.00	$1,008.70	$5.02	1.00%

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited) (Continued)
March 31, 2020

	Beginning	Ending
	Account	Account	Expenses Paid	Expense Ratio
Hypothetical	Value	Value	During Period	During* the Period
(5% return before expenses)**	10/1/19	3/31/20	10/1/19 – 3/31/20	10/1/19 – 3/31/20
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,016.05	$9.02	1.79%
Class C	$1,000.00	$1,012.30	$12.78	2.54%
Class I	$1,000.00	$1,017.30	$7.77	1.54%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,015.00	$10.08	2.00%
Class C	$1,000.00	$1,011.25	$13.83	2.75%
Class I	$1,000.00	$1,016.25	$8.82	1.75%
Counterpoint Long-Short Equity Fund
Class A	$1,000.00	$1,015.00	$10.08	2.00%
Class C	$1,000.00	$1,011.25	$13.83	2.75%
Class I	$1,000.00	$1,016.25	$8.82	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,018.75	$6.31	1.25%
Class C	$1,000.00	$1,015.00	$10.08	2.00%
Class I	$1,000.00	$1,020.00	$5.05	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is or will be available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Counterpoint Mutual Funds, LLC
12760 High Bluff Drive, Suite 280
San Diego, California 92130

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/8/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/8/20

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/8/20